Income Tax Expense (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions		12 Months Ended				17 Months Ended
	Apr. 01, 2023	Aug. 31, 2024 CNY (¥) ¥ / shares	Aug. 31, 2024 HKD ($)	Aug. 31, 2023 CNY (¥) ¥ / shares	Aug. 31, 2022 CNY (¥) ¥ / shares	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2021 CNY (¥)
Income Tax Expense [Line Items]
Income tax rate, percentage						25.00%
Requirement percentage		60.00%	60.00%
Preferential EIT rate, percentage		2.50%	2.50%		2.50%
Taxable income and remaining profit (in Yuan Renminbi)		¥ 1,000			¥ 1,000
Deferred tax assets, valuation allowance (in Yuan Renminbi)		227,522		¥ 179,459	¥ 84,053	¥ 227,522		¥ 81,555
Deferred tax assets (in Yuan Renminbi)				128,781
Allowance amounting (in Yuan Renminbi)		13,549
Total deferred tax assets (in Yuan Renminbi)		¥ 1,920		¥ 1,644		1,920	$ 271
Domestic subsidary percentage		50.00%	50.00%
Income tax position of likelihood being sustained percentage		50.00%	50.00%
Underpayment of tax liability limits (in Yuan Renminbi)		¥ 100
Tax provision percentage		25.00%	25.00%	25.00%	25.00%
Withholding tax rate		10.00%	10.00%	10.00%	10.00%
Dividend withholding tax (in Yuan Renminbi)					¥ 25,000
Accrued withholding taxes (in Yuan Renminbi)				¥ 20,200
Income tax expense increased (in Yuan Renminbi)		¥ 343		¥ 655	¥ 11,144
Net earnings per share price (in Yuan Renminbi per share) | ¥ / shares		¥ 0.003		¥ 0.01	¥ 0.09
Zhuhai Hengqin Bright Scholar Management Consulting Co. Ltd ("Zhuhai Bright Scholar") [Member]
Income Tax Expense [Line Items]
Distribute earnings (in Yuan Renminbi)				¥ 202,000
The US [Member]
Income Tax Expense [Line Items]
Income tax rate, percentage		21.00%	21.00%
The UK [Member]
Income Tax Expense [Line Items]
Income tax rate, percentage	19.00%
Canada [Member] | Minimum [Member]
Income Tax Expense [Line Items]
Income tax rate, percentage		26.00%	26.00%
Canada [Member] | Maximum [Member]
Income Tax Expense [Line Items]
Income tax rate, percentage		26.50%	26.50%
Vietnam [Member]
Income Tax Expense [Line Items]
Income tax rate, percentage		20.00%	20.00%
Singapore [Member]
Income Tax Expense [Line Items]
Income tax rate, percentage		17.00%	17.00%
Hong Kong [Member]
Income Tax Expense [Line Items]
Income tax rate, percentage		8.25%	8.25%
Profits earned by the company (in Dollars) | $			$ 2
Existing tax rate, percentage		16.50%	16.50%
PRC [Member]
Income Tax Expense [Line Items]
Corporate income tax rate		25.00%	25.00%
Percentage of unified tax rate		25.00%	25.00%
Percentage of revenue		60.00%	60.00%
Percentage of preferential EIT rate		15.00%	15.00%	25.00%
Preferential EIT rate, percentage		5.00%	5.00%	5.00%
Tax loss carry-forward subject to expiration (in Yuan Renminbi)		¥ 201,081		¥ 107,909	¥ 74,183	¥ 201,081
PRC [Member]
Income Tax Expense [Line Items]
Preferential EIT rate, percentage		10.00%	10.00%	5.00%	5.00%